SHAREHOLDERS' EQUITY (Schedule of Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,523	$ 1,964
Unrecognized compensation costs relating to stock option awards outstanding	2,566	4,131
Unrecognized compensation costs, recognition period	3 years 9 months
Total intrinsic value of exercised options	24	305
Total intrinsic value of fully vested options	366	926
General and Administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	597	733
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	282	458
Sales and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 644	$ 773